Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
Schedule of Segment Information	The table below provides a summary of the Company’s operating segment results for the years ended December 31, 2023, 2022 and 2021:
	For the Years Ended December 31,
	2023	2022	2021

Net revenues:
Cheers App Internet Business	$141,005	$144,045	$135,263
Traditional Media Business	11,322	13,034	17,749
Total consolidated net revenues	$152,327	$157,079	$153,012
Operating income:
Cheers APP Internet Business	$27,108	$24,510	$32,081
Traditional Media Business	2,177	2,218	4,210
Total segment operating income	29,285	26,728	36,291
Unallocated item (1)	-	(2)	(4)
Total consolidated operating income	$29,285	$26,726	$36,287
*	The unallocated item for the years ended December 31, 2023, 2022 and 2021 presents the share-based compensation for employees, which is not allocated to segments.